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Ryan Labs Long Credit Fund
Risk/Return Summary: Ryan Labs Long Credit Fund
INVESTMENT OBJECTIVE
The Ryan Labs Long Credit Fund (the “Long Credit Fund”) seeks total return, consisting of current income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long Credit Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ryan Labs Long Credit Fund Ryan Labs Long Credit Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ryan Labs Long Credit Fund Ryan Labs Long Credit Fund Shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.79%
Less Management Fee Reductions and/or Expense Reimbursements	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.50%
[1]	Sun Life Capital Management (U.S.), LLC (d/b/a SLC Management) (the "Adviser" or "SLC Management") has contractually agreed, until March 31, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Long Credit Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Long Credit Fund's business) to an amount not exceeding 0.50% of the Long Credit Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Long Credit Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2021, this agreement may be modified or terminated only with the approval of the Board of Trustees (the "Board") of Ultimus Managers Trust. This agreement will terminate automatically as to the Long Credit Fund if the Long Credit Fund's investment advisory agreement (the "Long Credit Fund's Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Long Credit Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Long Credit Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Long Credit Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Ryan Labs Long Credit Fund | Ryan Labs Long Credit Fund Shares | USD ($)	51	223	410	951

Portfolio Turnover

The Long Credit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Long Credit Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Long Credit Fund’s performance. During the most recent fiscal year, the Long Credit Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Long Credit Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in U.S. dollar-denominated investment-grade debt securities. The Long Credit Fund defines debt securities as: debt securities issued by the U.S. Government and its agencies and instrumentalities; U.S. dollar-denominated debt securities of foreign governments, including their agencies and instrumentalities, and foreign companies; debt securities issued by U.S. companies and other entities (such as the World Bank and the European Bank for Reconstruction and Development); and derivatives and exchange traded funds (“ETFs”) that provide exposure to debt securities. “Investment grade” securities are securities that are rated at least Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), BBB- by S&P’s Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion and may be any maturity or yield. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix D to the Long Credit Fund’s Statement of Additional Information (“SAI”). Debt securities are also known as fixed-income securities.

In identifying investment opportunities and constructing the Long Credit Fund’s portfolio, the Adviser relies primarily on sector rotation (identifying investments in one or more sectors of the Bloomberg Barclays U.S. Long Credit Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the Long Credit Fund to benefit from relative investing opportunities along the yield curve). The Adviser evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. The Adviser also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating the Long Credit Fund’s assets among issuers, industry sectors and maturities.

The Long Credit Fund will target an average portfolio duration that approximates the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Long Credit Index, as calculated from time to time by the Adviser, which as of December 31, 2019 was 5.8 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Long Credit Fund will generally use derivatives to provide exposure to the debt securities discussed above in order to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or for speculative purposes to increase potential returns. The Long Credit Fund may purchase derivatives on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. These derivatives may include futures (including interest rate futures), swaps (including interest rate, credit default and total return swaps) and options.

In addition to directly investing in debt securities, the Long Credit Fund may indirectly invest in debt securities through investments in securities issued by ETFs that invest primarily in debt securities.

The Long Credit Fund may purchase securities issued by any size company or government entity. The Long Credit Fund may purchase securities of any maturity, duration or yield. The Long Credit Fund may invest in private placements and floating rate debt securities which have interest rates that adjust or “float” periodically. The Long Credit Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Long Credit Fund will generally sell a security if the Adviser believes that the security is overvalued relative to other securities available for purchase, there is a deterioration in the issuer’s financial circumstances or credit rating or that other investments are more attractive, or for other reasons.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Long Credit Fund. The success of the Long Credit Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Long Credit Fund and there is no assurance that the Long Credit Fund will achieve its investment objective. Because of the types of securities in which the Long Credit Fund invests and the investment techniques the Adviser uses, the Long Credit Fund is designed for investors who are investing for the long term. The Long Credit Fund will be subject to the following principal risks:

Active Management Risk. Due to the active management of the Long Credit Fund by the Adviser, the Long Credit Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative or other financial instrument held by the Long Credit Fund or by a special purpose or structured vehicle invested in by the Long Credit Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Long Credit Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. If the issuer fails to pay interest, the Long Credit Fund’s income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Long Credit Fund’s shares may be reduced. To the extent the Long Credit Fund invests in lower rated fixed income securities, the Long Credit Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate Debt Securities Risk. The Long Credit Fund’s debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Long Credit Fund will principally be “investment grade” securities (those rated at least Baa3 by Moody’s, BBB- by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion) and may be any maturity or yield. The Long Credit Fund’s fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk. Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Long Credit Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Long Credit Fund. Derivative investments will typically increase the Long Credit Fund’s exposure to principal risks to which the Long Credit Fund is otherwise exposed, and may expose the Long Credit Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives/Futures Contracts Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Long Credit Fund’s net asset value (“NAV”). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Long Credit Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Long Credit Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives/Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Long Credit Fund may have difficulty closing out its position.

Derivatives/Swap Agreement Risk. Swap agreements can be either bilateral agreements traded OTC or exchange-traded agreements. The Long Credit Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be considered to be illiquid and increase the Long Credit Fund’s exposure to the credit risk of each counterparty.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, and the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, the dividend and interest payable on certain of the Long Credit Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Foreign Government Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Long Credit Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Long Credit Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Industry/Sector Risk. Industry/sector risk is the possibility that securities within the same group of industries or sectors will decline in price due to sector-specific market or economic developments. If the Long Credit Fund invests more heavily in a particular industry or sector, the value of its shares may be sensitive to factors and economic conditions or risks that specifically affect that industry or sector and may cause the Long Credit Fund’s share price to fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or sectors.

Income Risk. A primary source of the Long Credit Fund’s current income will likely come from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Long Credit Fund’s current income will be adversely affected and reduced.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Long Credit Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. Fixed income securities with longer maturities are generally more sensitive to interest rates than fixed income securities with shorter maturities. Consequently, the Long Credit Fund may be more sensitive to changes in interest rates to the extent the Long Credit Fund’s portfolio includes significant amounts of fixed income securities with longer maturities. The Long Credit Fund may also be subject to greater risk of rising interest rates due to the current period of historically low interest rates, and potential future changes in government monetary policy effecting the level of interest rates.

Issuer Risk. Issuer risk is the risk that an issuer in which the Long Credit Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Long Credit Fund’s performance.

Liquidity Risk. Liquidity risk is the risk that the Long Credit Fund may not be able to sell a particular investment or close out a derivatives contract at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Also, the market for many derivatives is, or suddenly can become, illiquid, making it difficult for the Long Credit Fund to sell such positions. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Changes in liquidity may result in significant, rapid, unpredictable changes in the prices for derivatives and other types of investments.

Market Risk. Market risk is the risk that the value of the securities in the Long Credit Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Long Credit Fund’s investments, economic conditions and general bond market conditions. Also, turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, which could have an adverse impact on the Long Credit Fund. During periods of market volatility, security prices (including securities held by the Long Credit Fund) could change drastically and rapidity and therefore adversely affect the Long Credit Fund.

Maturity Risk. Maturity risk is another factor that can affect the value of the Long Credit Fund’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Long Credit Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Portfolio Turnover Risk. As a result of its trading strategy, the Long Credit Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Long Credit Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Long Credit Fund realizes capital gains when portfolio investments are sold, the Long Credit Fund must generally distribute those gains to shareholders, increasing the Long Credit Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Long Credit Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds.

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Long Credit Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Long Credit Fund. Extension risk is the risk that an investment might not be called as expected. If the Long Credit Fund’s investments are locked in at a lower interest rate for a longer period of time, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Redemption Risk. Redemption risk is the risk that the Long Credit Bond Fund could experience a loss if it needs to sell portfolio securities to meet redemption requests in volatile market conditions or from large shareholders.

Rule 144A Securities Risk. The Long Credit Fund may invest in privately placed “Rule 144A” securities that may be determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Long Credit Fund might be unable to dispose of the securities promptly or at reasonable prices.

Small- and Mid-Capitalization Risk. Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities.

U.S. Government Obligations Risk. Securities issued by the U.S. Government or its agencies are subject to risks related to the creditworthiness of the U.S. Government. In addition, such securities may be not be backed by the “full faith and credit” of the U.S. Government, but rather by a right to borrow from the U.S. Government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. Government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Long Credit Fund by showing changes in the Long Credit Fund’s performance from year to year and by showing how the Long Credit Fund’s average annual total returns for one year and since inception compared with those of a broad-based securities market index. How the Long Credit Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Long Credit Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-561-3087 or by visiting www.ryanlabsfunds.com.

Calendar Year Returns*

*The Long Credit Fund’s year-to-date return through December 31, 2019 was 23.57%.

Quarterly Returns During This Time Period

Highest:	7.99% (quarter ended March 31, 2019)
Lowest:	(5.88%) (quarter ended December 31, 2016)

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Ryan Labs Long Credit Fund	1 Year	Since Inception	Inception Date
Ryan Labs Long Credit Fund Shares	23.57%	8.38%	Nov. 13, 2015
Ryan Labs Long Credit Fund Shares | After Taxes on Distributions	20.28%	5.80%	Nov. 13, 2015
Ryan Labs Long Credit Fund Shares | After Taxes on Distributions and Sales	13.88%	5.29%	Nov. 13, 2015
Bloomberg Barclays U.S. Long Credit Index (reflects no deduction for fees, expenses or taxes)	23.36%	8.86%	Nov. 13, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.